ACQUISITION OF NORWEGIAN ASSETS	12 Months Ended
Dec. 31, 2025
ACQUISITION OF NORWEGIAN ASSETS
ACQUISITION OF NORWEGIAN ASSETS	3. Acquisition of norwegian assets

    a)       Nussir

On February 26, 2025, the Company closed the acquisition of Nussir, which owns the Nussir Project, for a purchase price of $89,940,936. On closing, the Company issued 24,168,149 common shares in the Company to the shareholders of Nussir for 93.55% of the issued and outstanding shares of Nussir.

Management determined that substantially all of the fair value of the gross assets acquired is concentrated in the Nussir brownfield property and therefore accounted for the transaction as an asset acquisition.

The purchase price is as follows:

Fair value of 24,168,149 common shares issued by the Company (i)	$85,796,930
Transaction costs	4,144,006
Total purchase price	$89,940,936

Assets acquired and liabilities assumed:

Cash	$792,997
Other receivables and prepaid expenses	39,423
Mineral properties	95,222,303
Total assets	96,054,723
Accounts payable and accrued liabilities	(177,125)
Other liabilities – current	(21,214)
Total liabilities	(198,339)
Total assets acquired and liabilities assumed, net	$95,856,384
Less: Non-controlling interests	5,915,448
Blue Moon’s 93.55% share of Nussir	$89,940,936

i.	The fair value of the common shares issued was determined using the Company’s share price of C$3.55 at the close of business on February 26, 2025 (Note 12).

The Company used the proportionate method in measuring non-controlling interests at the acquisition date. No goodwill was recognized as the transaction was accounted for as an asset acquisition.

During the year, the Company provided funding for Nussir as loans and converted those loans into Nussir shares, increasing its ownership to 94.52%.

   b)     NSG

On February 26, 2025, the Company closed the acquisition of NSG, which owns the Sulitjelma Project, for a purchase price of $20,148,644. On closing, the Company issued 5,608,000 common shares in the Company to the shareholders of NSG for 100% of the issued and outstanding shares of NSG.

Management determined that substantially all of the fair value of the gross assets acquired is concentrated in the Sulitjelma brownfield property and therefore accounted for the transaction as an asset acquisition.

The purchase price is as follows:

Fair value of 5,608,000 common shares issued by the Company (i)	$19,908,399
Transaction costs	240,245
Total purchase price	$20,148,644

Assets acquired and liabilities assumed:

Cash	$9,611
Other receivables and prepaid expenses	20,941
Mineral properties	20,151,896
Total assets	20,182,448
Accounts payable and accrued liabilities	(31,232)
Other liabilities – current	(2,572)
Total liabilities	(33,804)
Total assets acquired and liabilities assumed, net	$20,148,644

i.	The fair value of the common shares issued was determined using the Company’s share price of C$3.55 at the close of business on February 26, 2025 (Note 12).

As part of the NSG acquisition, the Company may be required to make future milestone payments contingent upon the achievement of certain development and permitting events. These payments were not recognized as liabilities at the acquisition date as the underlying conditions had not been met and the probability and timing of the payments could not be reliably measured. The Company will reassess the contingent amounts in future periods as project milestones are progressed.

No goodwill was recognized as the transaction was accounted for as an asset acquisition.

   c)     REAS

On March 6, 2025, the Company closed the acquisition of REAS from Wergeland Eiendom AS (“WG”) for a purchase price of $26,172,452. On closing, the Company issued 4,210,000 common shares in the Company and $11,006,855 in cash to WG.

Management determined that substantially all of the fair value of the gross assets acquired is concentrated in the Øyen industrial land and its infrastructure and therefore accounted for the transaction as an asset acquisition.

The purchase price is as follows:

Cash consideration	$11,006,855
Fair value of 4,210,000 common shares issued by the Company (i)	14,945,500
Transaction costs	220,097
Total purchase price	$26,172,452

Assets acquired and liabilities assumed:

Cash	$184,665
Other receivables and prepaid expenses	254,236
Property, plant and equipment	28,350,863
Total assets	28,789,764
Accounts payable and accrued liabilities	(67,844)
Deferred income	(367)
Other liabilities – current	(2,549,101)
Total liabilities	(2,617,312)
Total assets acquired and liabilities assumed, net	$26,172,452

i.	The fair value of the common shares issued was determined using the Company’s share price of C$3.55 at the close of business on March 7, 2025 (Note 12).

No goodwill was recognized as the transaction was accounted for as an asset acquisition.